Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Consolidating Statement of Operations

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$869,245	$1,188,363	$(143,877)	$1,913,731
Services revenue	—	810,362	66,156	—	876,518

Net product sales and services revenue	—	1,679,607	1,254,519	(143,877)	2,790,249
License and royalty revenue	—	18,848	17,958	(8,230)	28,576

Net revenue	—	1,698,455	1,272,477	(152,107)	2,818,825

Cost of net product sales	6,040	419,815	640,791	(134,496)	932,150
Cost of services revenue	—	426,291	30,767	(6,059)	450,999

Cost of net product sales and services revenue	6,040	846,106	671,558	(140,555)	1,383,149
Cost of license and royalty revenue	—	28	15,555	(8,229)	7,354

Cost of net revenue	6,040	846,134	687,113	(148,784)	1,390,503

Gross profit (loss)	(6,040)	852,321	585,364	(3,323)	1,428,322

Operating expenses:
Research and development	24,593	70,478	87,930	—	183,001
Sales and marketing	4,414	345,717	293,292	—	643,423
General and administrative	52,079	250,784	189,903	—	492,766

Operating income (loss)	(87,126)	185,342	14,239	(3,323)	109,132
Interest expense, including amortization of original issue discounts and deferred financing costs	(236,320)	(39,574)	(13,080)	48,414	(240,560)
Other income (expense), net	(16,655)	40,479	34,547	(48,414)	9,957

Income (loss) before provision (benefit) for income taxes	(340,101)	186,247	35,706	(3,323)	(121,471)
Provision (benefit) for income taxes	(111,595)	57,688	24,543	(955)	(30,319)

Income (loss) before equity earnings of unconsolidated entities, net of tax	(228,506)	128,559	11,163	(2,368)	(91,152)
Equity in earnings of subsidiaries, net of tax	148,394	(1,574)	—	(146,820)	—
Equity earnings of unconsolidated entities, net of tax	2,205	—	10,952	88	13,245

Net income (loss)	(77,907)	126,985	22,115	(149,100)	(77,907)
Less: Net income attributable to non-controlling interests	—	—	275	—	275

Net income (loss) attributable to Alere Inc. and Subsidiaries	(77,907)	126,985	21,840	(149,100)	(78,182)
Preferred stock dividends	(21,293)	—	—	—	(21,293)

Net income (loss) available to common stockholders	$(99,200)	$126,985	$21,840	$(149,100)	$(99,475)

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$900,853	$910,100	$(127,821)	$1,683,132
Services revenue	—	613,310	66,612	—	679,922

Net product sales and services revenue	—	1,514,163	976,712	(127,821)	2,363,054
License and royalty revenue	—	10,280	19,152	(5,959)	23,473

Net revenue	—	1,524,443	995,864	(133,780)	2,386,527

Cost of net product sales	3,651	410,903	510,550	(129,680)	795,424
Cost of services revenue	—	312,098	26,134	—	338,232

Cost of net product sales and services revenue	3,651	723,001	536,684	(129,680)	1,133,656
Cost of license and royalty revenue	—	3	12,992	(5,959)	7,036

Cost of net revenue	3,651	723,004	549,676	(135,639)	1,140,692

Gross profit (loss)	(3,651)	801,439	446,188	1,859	1,245,835
Operating expenses:
Research and development	20,182	69,292	60,691	—	150,165
Sales and marketing	4,091	336,297	225,195	—	565,583
General and administrative	48,891	228,871	121,568	—	399,330
Goodwill impairment charge	—	383,612	—	—	383,612

Operating income (loss)	(76,815)	(216,633)	38,734	1,859	(252,855)
Interest expense, including amortization of original issue discounts and deferred financing costs	(156,948)	(100,636)	(8,734)	62,347	(203,971)
Other income (expense), net	(8,813)	54,186	18,857	(62,347)	1,883
Gain on sale of joint venture interest	16,309	—	272,587	—	288,896

Income (loss) from continuing operations before provision (benefit) for income taxes	(226,267)	(263,083)	321,444	1,859	(166,047)
Provision (benefit) for income taxes	(67,482)	20,402	24,822	(1,956)	(24,214)

Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(158,785)	(283,485)	296,622	3,815	(141,833)
Equity in earnings of subsidiaries, net of tax	23,524	1,530	—	(25,054)	—
Equity earnings of unconsolidated entities, net of tax	1,952	—	6,503	69	8,524

Net income (loss)	(133,309)	(281,955)	303,125	(21,170)	(133,309)
Less: Net income attributable to non-controlling interests	—	—	233	—	233

Net income (loss) attributable to Alere Inc. and Subsidiaries	(133,309)	(281,955)	302,892	(21,170)	(133,542)
Preferred stock dividends	(22,049)	—	—	—	(22,049)
Preferred stock repurchase	23,936	—	—	—	23,936

Net income (loss) available to common stockholders	$(131,422)	$(281,955)	$302,892	$(21,170)	$(131,655)

CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net product sales	$—	$843,542	$740,371	$(111,510)	$1,472,403
Services revenue	—	608,482	53,703	—	662,185

Net product sales and services revenue	—	1,452,024	794,074	(111,510)	2,134,588
License and royalty revenue	—	10,003	16,167	(5,411)	20,759

Net revenue	—	1,462,027	810,241	(116,921)	2,155,347

Cost of net product sales	166	396,325	403,098	(111,264)	688,325
Cost of services revenue	—	304,270	21,016	—	325,286

Cost of net product sales and services revenue	166	700,595	424,114	(111,264)	1,013,611
Cost of license and royalty revenue	—	66	12,494	(5,411)	7,149

Cost of net revenue	166	700,661	436,608	(116,675)	1,020,760

Gross profit (loss)	(166)	761,366	373,633	(246)	1,134,587
Operating expenses:
Research and development	20,936	68,862	43,480	—	133,278
Sales and marketing	3,001	316,884	179,239	—	499,124
General and administrative	46,982	234,307	165,628	—	446,917
Goodwill impairment charge	—	1,006,357	—	—	1,006,357

Operating loss	(71,085)	(865,044)	(14,714)	(246)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(76,179)	(135,312)	(10,430)	82,486	(139,435)
Other income (expense), net	10,304	69,938	24,982	(82,486)	22,738

Loss from continuing operations before provision (benefit) for income taxes	(136,960)	(930,418)	(162)	(246)	(1,067,786)
Provision (benefit) for income taxes	(58,592)	9,059	19,602	—	(29,931)

Loss from continuing operations before equity earnings of unconsolidated entities, net of tax	(78,368)	(939,477)	(19,764)	(246)	(1,037,855)
Equity in earnings of subsidiaries, net of tax	(940,121)	—	—	940,121	—
Equity earnings (losses) of unconsolidated entities, net of tax	2,023	—	8,680	(137)	10,566

Income (loss) from continuing operations	(1,016,466)	(939,477)	(11,084)	939,738	(1,027,289)
Income from discontinued operations, net of tax	574	9,727	1,096	—	11,397

Net income (loss)	(1,015,892)	(929,750)	(9,988)	939,738	(1,015,892)
Less: Net income attributable to non-controlling interests	—	—	1,418	—	1,418

Net income (loss) attributable to Alere Inc. and Subsidiaries	(1,015,892)	(929,750)	(11,406)	939,738	(1,017,310)
Preferred stock dividends	(24,235)	—	—	—	(24,235)

Net income (loss) available to common stockholders	$(1,040,127)	$(929,750)	$(11,406)	$939,738	$(1,041,545)

Consolidating Statement of Comprehensive Income (Loss)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(77,907)	$126,985	$22,115	$(149,100)	$(77,907)

Other comprehensive income, before tax:
Changes in cumulative translation adjustment	(834)	(302)	53,654	2,124	54,642
Unrealized gains (losses) on available for sale securities	(221)	5	—	—	(216)
Unrealized gains on hedging instruments	16	—	372	—	388
Minimum pension liability adjustment	—	—	(1,042)	—	(1,042)

Other comprehensive income (loss), before tax	(1,039)	(297)	52,984	2,124	53,772
Income tax benefit related to items of other comprehensive income (loss)	(86)	—	(286)	—	(372)

Other comprehensive income (loss), net of tax	(953)	(297)	53,270	2,124	54,144

Comprehensive income (loss)	(78,860)	126,688	75,385	(146,976)	(23,763)
Less: Comprehensive income attributable to non-controlling interests	—	—	275	—	275

Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$(78,860)	$126,688	$75,110	$(146,976)	$(24,038)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(133,309)	$(281,955)	$303,125	$(21,170)	$(133,309)

Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(417)	342	(37,825)	2,070	(35,830)
Unrealized losses on available for sale securities	(33)	12	(450)	—	(471)
Unrealized gains (losses) on hedging instruments	11,952	—	(448)	—	11,504
Minimum pension liability adjustment	—	—	(3,070)	—	(3,070)

Other comprehensive income (loss), before tax	11,502	354	(41,793)	2,070	(27,867)
Income tax provision (benefit) related to items of other comprehensive income (loss)	4,650	—	(1,557)	—	3,093

Other comprehensive income (loss), net of tax	6,852	354	(40,236)	2,070	(30,960)

Comprehensive income (loss)	(126,457)	(281,601)	262,889	(19,100)	(164,269)
Less: Comprehensive income attributable to non-controlling interests	—	—	233	—	233

Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$(126,457)	$(281,601)	$262,656	$(19,100)	$(164,502)

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(1,015,892)	$(929,750)	$(9,988)	$939,738	$(1,015,892)

Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(1,553)	(160)	3,632	(2,129)	(210)
Unrealized gains on available for sale securities	804	—	347	—	1,151
Unrealized gains on hedging instruments	3,965	—	—	—	3,965
Minimum pension liability adjustment	—	—	(113)	—	(113)

Other comprehensive income (loss), before tax	3,216	(160)	3,866	(2,129)	4,793
Income tax provision related to items of other comprehensive income (loss)	1,649	—	—	—	1,649

Other comprehensive income (loss), net of tax	1,567	(160)	3,866	(2,129)	3,144

Comprehensive loss	(1,014,325)	(929,910)	(6,122)	937,609	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	—	—	1,418	—	1,418

Comprehensive loss attributable to Alere Inc. and Subsidiaries	$(1,014,325)	$(929,910)	$(7,540)	$937,609	$(1,014,166)

Consolidating Balance Sheet

CONSOLIDATING BALANCE SHEET

December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$3,623	$67,449	$257,274	$—	$328,346
Restricted cash	—	1,680	1,396	—	3,076
Marketable securities	—	787	117	—	904
Accounts receivable, net of allowances	—	241,050	283,282	—	524,332
Inventories, net	—	142,413	203,230	(8,522)	337,121
Deferred tax assets	12,193	39,601	13,138	2,790	67,722
Prepaid expenses and other current assets	(20,636)	99,271	66,634	(33)	145,236
Intercompany receivables	298,812	1,254,727	55,847	(1,609,386)	—

Total current assets	293,992	1,846,978	880,918	(1,615,151)	1,406,737
Property, plant and equipment, net	2,679	293,260	239,082	(552)	534,469
Goodwill	—	1,820,438	1,227,967	—	3,048,405
Other intangible assets with indefinite lives	—	14,600	21,851	—	36,451
Finite-lived intangible assets, net	24,701	1,132,656	676,868	—	1,834,225
Deferred financing costs, net and other
non-current assets	78,522	10,341	20,065	(71)	108,857
Investments in subsidiaries	4,114,478	358,088	(67,799)	(4,404,767)	—
Investments in unconsolidated entities	33,979	—	56,512	—	90,491
Deferred tax assets	—	782	7,511	—	8,293
Intercompany notes receivable	1,724,650	722,552	1,278	(2,448,480)	—

Total assets	$6,273,001	$6,199,695	$3,064,253	$(8,469,021)	$7,067,928

LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$45,000	$349	$14,883	$—	$60,232
Current portion of capital lease obligations	—	3,209	3,475	—	6,684
Accounts payable	7,993	76,256	85,725	—	169,974
Accrued expenses and other current liabilities	(388,830)	586,116	214,659	(26)	411,919
Intercompany payables	557,578	806,507	245,300	(1,609,385)	—

Total current liabilities	221,741	1,472,437	564,042	(1,609,411)	648,809

Long-term liabilities:
Long-term debt, net of current portion	3,617,068	374	11,233	—	3,628,675
Capital lease obligations, net of current portion	—	5,412	7,505	—	12,917
Deferred tax liabilities	(5,329)	333,388	100,216	(87)	428,188
Other long-term liabilities	17,678	72,890	76,138	(71)	166,635
Intercompany notes payables	241,421	1,630,376	576,684	(2,448,481)	—

Total long-term liabilities	3,870,838	2,042,440	771,776	(2,448,639)	4,236,415

Stockholders’ equity	2,180,422	2,684,818	1,726,153	(4,410,971)	2,180,422
Non- controlling interests	—	—	2,282	—	2,282

Total equity	2,180,422	2,684,818	1,728,435	(4,410,971)	2,182,704

Total liabilities and equity	$6,273,001	$6,199,695	$3,064,253	$(8,469,021)	$7,067,928

CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$12,451	$95,212	$191,510	$—	$299,173
Restricted cash	—	1,691	7,296	—	8,987
Marketable securities	—	976	110	—	1,086
Accounts receivable, net of allowances	—	218,863	256,961	—	475,824
Inventories, net	—	136,271	189,706	(5,708)	320,269
Deferred tax assets	10,912	24,244	5,835	1,984	42,975
Prepaid expenses and other current assets	(74,078)	142,183	77,308	—	145,413
Intercompany receivables	397,914	436,630	15,637	(850,181)	—

Total current assets	347,199	1,056,070	744,363	(853,905)	1,293,727
Property, plant and equipment, net	2,542	287,561	201,233	(131)	491,205
Goodwill	—	1,680,208	1,145,907	(4,844)	2,821,271
Other intangible assets with indefinite lives	—	12,900	56,646	—	69,546
Finite-lived intangible assets, net	28,685	1,124,004	633,236	—	1,785,925
Deferred financing costs, net, and other non-current assets	88,153	5,673	19,415	—	113,241
Investments in subsidiaries	3,586,625	46,565	112,756	(3,745,946)	—
Investments in unconsolidated entities	29,021	—	56,117	—	85,138
Marketable securities	2,254	—	—	—	2,254
Deferred tax assets	—	(1,683)	12,077	—	10,394
Intercompany notes receivable	1,934,366	(196,820)	—	(1,737,546)	—

Total assets	$6,018,845	$4,014,478	$2,981,750	$(6,342,372)	$6,672,701

LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$43,000	$353	$17,739	$—	$61,092
Current portion of capital lease obligations	—	1,550	4,533	—	6,083
Short-term debt	6,240	—	—	—	6,240
Accounts payable	6,704	55,414	93,346	—	155,464
Accrued expenses and other current liabilities	(259,010)	480,475	174,108	—	395,573
Intercompany payables	429,644	104,817	315,718	(850,179)	—

Total current liabilities	226,578	642,609	605,444	(850,179)	624,452

Long-term liabilities:
Long-term debt, net of current portion	3,243,341	100	24,010	—	3,267,451
Capital lease obligations, net of current portion	—	2,175	10,454	—	12,629
Deferred tax liabilities	(25,936)	300,016	106,551	69	380,700
Other long-term liabilities	24,407	57,515	71,476	—	153,398
Intercompany notes payables	321,221	787,457	625,767	(1,734,445)	—

Total long-term liabilities	3,563,033	1,147,263	838,258	(1,734,376)	3,814,178

Redeemable non-controlling interest	—	—	2,497	—	2,497

Stockholders’ equity	2,229,234	2,224,606	1,533,211	(3,757,817)	2,229,234
Non-controlling interests	—	—	2,340	—	2,340

Total equity	2,229,234	2,224,606	1,535,551	(3,757,817)	2,231,574

Total liabilities and equity	$6,018,845	$4,014,478	$2,981,750	$(6,342,372)	$6,672,701

Consolidating Statement of Cash Flows

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(77,907)	$126,985	$22,115	$(149,100)	$(77,907)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(148,394)	1,574	—	146,820	—
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,213	277	—	—	21,490
Depreciation and amortization	7,961	266,256	182,651	(21)	456,847
Non-cash charges for sale of inventories revalued at the date of acquisition	—	1,400	3,281	—	4,681
Non-cash stock-based compensation expense	4,247	5,486	5,932	—	15,665
Impairment of inventory	—	5	290	—	295
Impairment of long-lived assets	—	2,903	586	—	3,489
Impairment of intangible assets	—	2,988	—	—	2,988
(Gain) loss on sale of fixed assets	4	(2,672)	517	—	(2,151)
Gain on sales of marketable securities	(751)	—	—	—	(751)
Equity earnings of unconsolidated entities, net of tax	(2,205)	—	(10,952)	(88)	(13,245)
Deferred income taxes	20,500	(79,764)	(24,342)	(962)	(84,568)
Other non-cash items	22,234	908	7,429	—	30,571
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	(656)	(21,509)	—	(22,165)
Inventories, net	—	(6,032)	(13,661)	2,902	(16,791)
Prepaid expenses and other current assets	(454,780)	358,943	(1,776)	95,087	(2,526)
Accounts payable	1,289	3,251	(14,667)	—	(10,127)
Accrued expenses and other current liabilities	335,600	(227,338)	36,250	(95,081)	49,431
Other non-current liabilities	(12,373)	(117)	(22,983)	(70)	(35,543)
Intercompany payable (receivable)	413,479	(411,169)	(1,148)	(1,162)	—

Net cash provided by (used in) operating activities	130,117	43,228	148,013	(1,675)	319,683

Cash Flows from Investing Activities:
Decrease in restricted cash	—	12	5,899	—	5,911
Purchases of property, plant and equipment	(2,061)	(91,681)	(109,613)	65,962	(137,393)
Proceeds from sale of property, plant and equipment	—	22,860	65,747	(66,217)	22,390
Cash paid for acquisitions, net of cash acquired	(403,552)	1,469	(22,503)	—	(424,586)
Proceeds from sales of marketable securities	2,784	269	3	—	3,056
Net cash received from equity method investments	1,470	—	11,237	—	12,707
Increase in other assets	(53,189)	(1,026)	(2,131)	70	(56,276)

Net cash used in investing activities	(454,548)	(68,097)	(51,361)	(185)	(574,191)

Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	—	—	—	(10,139)
Cash paid for contingent purchase price consideration	(20,116)	(788)	(60)	—	(20,964)
Cash paid for dividends	(21,293)	—	—	—	(21,293)
Proceeds from issuance of common stock, net of issuance costs	14,924	—	—	—	14,924
Proceeds from issuance of long-term debt	648,000	—	535	—	648,535
Payments on short-term debt	(6,240)	—	—	—	(6,240)
Payments on long-term debt	(300,155)	(534)	(10,923)	—	(311,612)
Net proceeds (payments) under revolving credit facilities	22,500	(2)	(8,226)	—	14,272
Excess tax benefits on exercised stock options	176	303	25	—	504
Principal payments on capital lease obligations	—	(2,347)	(4,656)	—	(7,003)
Purchase of non-controlling interest	—	—	(2,972)	—	(2,972)
Other	(12,267)	—	—	—	(12,267)

Net cash provided by (used in) financing activities	315,390	(3,368)	(26,277)	—	285,745

Foreign exchange effect on cash and cash equivalents	213	474	(4,611)	1,860	(2,064)

Net increase (decrease) in cash and cash equivalents	(8,828)	(27,763)	65,764	—	29,173
Cash and cash equivalents, beginning of period	12,451	95,212	191,510	—	299,173

Cash and cash equivalents, end of period	$3,623	$67,449	$257,274	$—	$328,346

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(133,309)	(281,955)	303,125	$(21,170)	$(133,309)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	(23,524)	(1,530)	—	25,054	—
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	13,671	23,473	446	—	37,590
Depreciation and amortization	3,842	260,062	128,111	(439)	391,576
Non-cash charges for sale of inventories revalued at the date of acquisition	—	—	6,010	—	6,010
Non-cash stock-based compensation expense	5,776	8,390	7,049	—	21,215
Impairment of inventory	—	172	273	—	445
Impairment of long-lived assets	3	1,331	215	—	1,549
Impairment of goodwill	—	383,612	—	—	383,612
Impairment of intangible assets	—	2,935	3	—	2,938
Gain on sale of joint venture interest	(16,309)	—	(272,587)	—	(288,896)
(Gain) loss on sale of fixed assets	75	1,655	(153)	—	1,577
Gain on sales of marketable securities	—	—	(840)	—	(840)
Equity earnings of unconsolidated entities, net of tax	(1,952)	—	(6,503)	(69)	(8,524)
Deferred income taxes	35,012	(81,063)	(8,754)	(1,956)	(56,761)
Other non-cash items	(4,286)	3,971	(11,932)	—	(12,247)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	260	(39,668)	—	(39,408)
Inventories, net	—	(9,458)	(9,035)	(1,906)	(20,399)
Prepaid expenses and other current assets	72,955	(110,333)	(15,737)	—	(53,115)
Accounts payable	(233)	(11,454)	18,672	—	6,985
Accrued expenses and other current liabilities	(231,949)	203,333	42,898	—	14,282
Other non-current liabilities	35,109	1,636	(19,772)	—	16,973
Intercompany payable (receivable)	(1,512,567)	1,015,286	497,281	—	—

Net cash provided by (used in) operating activities	(1,757,686)	1,410,323	619,102	(486)	271,253

Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	—	48	(6,454)	—	(6,406)
Purchases of property, plant and equipment	20	(67,103)	(65,880)	431	(132,532)
Proceeds from sale of property, plant and equipment	—	292	655	—	947
Proceeds from disposition of business	—	—	11,491	—	11,491
Cash paid for acquisitions, net of cash acquired	(37,644)	(163,379)	(430,288)	—	(631,311)
Proceeds from sales of marketable securities	—	145	9,057	—	9,202
Net cash paid for equity method investments	(2,430)	—	(119,473)	—	(121,903)
(Increase) decrease in other assets	(24,996)	(7,913)	6,379	(1,154)	(27,684)

Net cash used in investing activities	(65,050)	(237,910)	(594,513)	(723)	(898,196)

Cash Flows from Financing Activities:
Cash paid for financing costs	(73,876)	(804)	—	—	(74,680)
Cash paid for contingent purchase price consideration	(28,305)	—	—	—	(28,305)
Cash paid for dividends	(5,425)	—	—	—	(5,425)
Proceeds from issuance of common stock, net of issuance costs	37,886	—	—	—	37,886
Repurchase of preferred stock	(99,070)	—	—	—	(99,070)
Proceeds from issuance of long-term debt	2,100,000	1,238	(4,961)	—	2,096,277
Payments on long-term debt	(10,126)	(1,192,544)	(4,784)	—	(1,207,454)
Net proceeds under revolving credit facilities	—	—	10,715	—	10,715
Repurchase of common stock	(184,867)	—	—	—	(184,867)
Excess tax benefits on exercised stock options	1,357	414	1,652	—	3,423
Principal payments on capital lease obligations	—	(2,372)	(1,791)	—	(4,163)
Other	(4,053)	—	(204)	—	(4,257)

Net cash provided by (used in) financing activities	1,733,521	(1,194,068)	627	—	540,080

Foreign exchange effect on cash and cash equivalents	—	(38)	(16,441)	1,209	(15,270)

Net increase (decrease) in cash and cash equivalents	(89,215)	(21,693)	8,775	—	(102,133)
Cash and cash equivalents, beginning of period	101,666	116,905	182,735	—	401,306

Cash and cash equivalents, end of period	$12,451	$95,212	$191,510	$—	$299,173

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

(in thousands)

	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(1,015,892)	$(929,750)	$(9,988)	$939,738	$(1,015,892)
Income from discontinued operations, net of tax	574	9,727	1,096	—	11,397

Loss from continuing operations	(1,016,466)	(939,477)	(11,084)	939,738	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of tax	940,121	—	—	(940,121)	—
Non-cash interest expense, including amortization of original issue discounts and write-off of deferred financing costs	6,311	6,279	1,168	—	13,758
Depreciation and amortization	663	266,476	99,528	(479)	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	—	—	6,602	—	6,602
Non-cash stock-based compensation expense	9,498	9,648	10,733	—	29,879
Impairment of inventory	—	261	587	—	848
Impairment of long-lived assets	—	1,473	(62)	—	1,411
Impairment of goodwill	—	1,006,357	—	—	1,006,357
Loss on sale of fixed assets	—	719	279	—	998
Gain on sale of marketable securities	(4,190)	—	(314)	—	(4,504)
Equity earnings of unconsolidated entities, net of tax	(2,023)	—	(8,680)	137	(10,566)
Deferred income taxes	3,340	(55,459)	(22,299)	—	(74,418)
Other non-cash items	(981)	3,608	1,175	—	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	—	(4,300)	(5,060)	—	(9,360)
Inventories, net	—	(2,012)	(21,297)	464	(22,845)
Prepaid expenses and other current assets	(81)	4,476	3,915	—	8,310
Accounts payable	4,358	(1,529)	(11,917)	—	(9,088)
Accrued expenses and other current liabilities	(60,601)	63,580	19,223	—	22,202
Other non-current liabilities	(5)	121	(27,568)	—	(27,452)
Intercompany payable (receivable)	(296,816)	(139,312)	436,128	—	—

Net cash provided by (used in) continuing operations	(416,872)	220,909	471,057	(261)	274,833
Net cash provided by (used in) discontinued operations	849	(258)	—	—	591

Net cash provided by (used in) operating activities	(416,023)	220,651	471,057	(261)	275,424

Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	—	(163)	22	—	(141)
Purchases of property, plant and equipment	(82)	(56,922)	(39,498)	261	(96,241)
Proceeds from sale of property, plant and equipment	—	73	722	—	795
Cash paid for acquisitions, net of cash acquired	(184,975)	(32,279)	(306,253)	—	(523,507)
Proceeds from sales (purchases) of marketable securities	4,190	—	(1,008)	—	3,182
Net cash received from equity method investments	1,317	44	10,993	—	12,354
Increase in other assets	(5,600)	(695)	(6,605)	—	(12,900)

Net cash used in continuing operations	(185,150)	(89,942)	(341,627)	261	(616,458)
Net cash provided by (used in) discontinued operations	(849)	61,445	2,000	—	62,596

Net cash used in investing activities	(185,999)	(28,497)	(339,627)	261	(553,862)

Cash Flows from Financing Activities:
Cash paid for financing costs	(9,552)	(3,493)	—	—	(13,045)
Proceeds from issuance of common stock, net of issuance costs	19,024	—	—	—	19,024
Proceeds from issuance of long-term debt	400,000	—	—	—	400,000
Payments on long-term debt	—	(9,750)	—	—	(9,750)
Net payments under revolving credit facilities	—	(144,181)	(2,600)	—	(146,781)
Excess tax benefits on exercised stock options	1,030	264	389	—	1,683
Principal payments on capital lease obligations	—	(1,501)	(366)	—	(1,867)
Purchase of non-controlling interest	—	—	(52,864)	—	(52,864)
Other	(141)	—	—	—	(141)

Net cash provided by (used in) financing activities	410,361	(158,661)	(55,441)	—	196,259

Foreign exchange effect on cash and cash equivalents	—	—	(9,288)	—	(9,288)

Net increase (decrease) in cash and cash equivalents	(191,661)	33,493	66,701	—	(91,467)
Cash and cash equivalents, beginning of period	293,327	83,412	116,034	—	492,773

Cash and cash equivalents, end of period	$101,666	$116,905	$182,735	$—	$401,306